Provisions and other non-current liabilities (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Environmental provision, fiscal year maturity [abstract]
Due within two years	$ 150
Due later than two years, but within five years	185
Due later than five years, but within ten years	297
Due after ten years	60
Total environmental remediation liability provisions	$ 692	$ 761	$ 773	$ 871